Schedule of Investments(a)
Invesco India ETF (PIN)
July 31, 2024
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.33%(b)
Communication Services-3.86%
Bharti Airtel Ltd.	468,279	$ 8,341,956
Bharti Airtel Ltd.	29,763	385,613
Info Edge India Ltd.	13,535	1,135,976
Sun TV Network Ltd.	14,973	161,159
Tata Communications Ltd.	20,133	478,686
		10,503,390
Consumer Discretionary-13.36%
Bajaj Auto Ltd.	11,804	1,362,450
Balkrishna Industries Ltd.	14,256	565,839
Bata India Ltd.	11,333	216,065
Bharat Forge Ltd.	45,056	932,829
Bosch Ltd.	1,531	639,589
Dixon Technologies India Ltd.(c)	6,324	914,395
Eicher Motors Ltd.	24,497	1,451,966
Exide Industries Ltd.	81,148	507,170
Hero MotoCorp Ltd.	23,024	1,509,232
Indian Hotels Co. Ltd. (The)	146,622	1,124,329
Jubilant Foodworks Ltd.	63,886	456,891
Kalyan Jewellers India Ltd.	69,651	481,982
Mahindra & Mahindra Ltd.	170,980	5,937,932
Maruti Suzuki India Ltd.	24,256	3,799,613
Metro Brands Ltd.	5,431	87,687
MRF Ltd.	476	808,689
Page Industries Ltd.	1,078	545,854
Rajesh Exports Ltd.(d)	24,000	90,191
Relaxo Footwears Ltd.	12,770	132,491
Samvardhana Motherson International Ltd.	474,916	1,114,960
Sona Blw Precision Forgings Ltd.(c)	62,573	507,624
Tata Motors Ltd.	324,702	4,485,515
Tata Motors Ltd., Class A	67,426	638,596
Titan Co. Ltd.	71,828	2,967,314
Trent Ltd.	31,940	2,227,403
Tube Investments of India Ltd.	15,312	756,843
TVS Motor Co. Ltd.	41,611	1,257,841
UNO Minda Ltd.	29,649	368,626
Vedant Fashions Ltd.	10,726	147,390
Whirlpool of India Ltd.	10,757	275,520
		36,312,826
Consumer Staples-7.13%
Britannia Industries Ltd.(d)	20,950	1,447,343
Colgate-Palmolive (India) Ltd.	23,465	956,242
Dabur India Ltd.	102,205	775,979
Emami Ltd.	36,481	355,949
Godrej Consumer Products Ltd.	64,230	1,105,228
Hindustan Unilever Ltd.	156,170	5,046,550
ITC Ltd.	527,864	3,122,911
Marico Ltd.	92,603	745,546
Nestle India Ltd.	63,246	1,855,448
Tata Consumer Products Ltd.	109,401	1,553,496
Tata Consumer Products Ltd., Rts., expiring 08/19/2024(d)	4,207	18,639
United Spirits Ltd.	51,018	861,159
Varun Beverages Ltd.	82,066	1,546,075
		19,390,565
Energy-11.54%
Bharat Petroleum Corp. Ltd.	352,834	1,475,115
Coal India Ltd.	399,241	2,489,989
Hindustan Petroleum Corp. Ltd.	160,406	751,465
Indian Oil Corp. Ltd.	722,055	1,566,675
	Shares	Value
Energy-(continued)
Mangalore Refinery & Petrochemicals Ltd.	35,378	$ 93,168
Oil & Natural Gas Corp. Ltd.	682,854	2,725,585
Oil India Ltd.	96,256	663,961
Petronet LNG Ltd.	132,587	583,531
Reliance Industries Ltd.	584,924	21,033,617
		31,383,106
Financials-17.91%
AU Small Finance Bank Ltd.(c)	64,328	496,354
Bajaj Finance Ltd.	44,079	3,583,519
Bajaj Finserv Ltd.	67,335	1,328,264
Bajaj Holdings & Investment Ltd.	4,717	541,931
Bandhan Bank Ltd.(c)	139,553	363,480
Bank of Baroda	182,847	553,921
Cholamandalam Investment and Finance Co. Ltd.	72,369	1,224,405
Federal Bank Ltd.	318,699	766,556
General Insurance Corp. of India(c)	17,242	88,538
HDFC Asset Management Co. Ltd.(c)	17,781	873,720
HDFC Bank Ltd.	990,987	19,123,506
ICICI Bank Ltd.	556,949	8,081,302
ICICI Lombard General Insurance Co. Ltd.(c)	42,674	1,023,315
IDBI Bank Ltd.	100,494	124,440
Kotak Mahindra Bank Ltd.	87,588	1,891,230
L&T Finance Ltd.	148,797	319,688
LIC Housing Finance Ltd.	53,250	487,958
Mahindra & Mahindra Financial Services Ltd.	103,775	375,854
Muthoot Finance Ltd.	18,901	414,934
New India Assurance Co. Ltd. (The)(c)	39,114	136,819
Nippon Life India Asset Management Ltd.(c)	30,122	232,043
Piramal Enterprises Ltd.	21,009	261,331
Poonawalla Fincorp Ltd.	48,452	213,561
Power Finance Corp. Ltd.	255,840	1,701,348
REC Ltd.	219,724	1,690,664
SBI Cards & Payment Services Ltd.	51,465	446,768
Shriram Finance Ltd.	49,413	1,730,307
Sundaram Finance Ltd.	11,807	609,911
		48,685,667
Health Care-6.25%
Alkem Laboratories Ltd.	9,140	579,596
Apollo Hospitals Enterprise Ltd.	17,469	1,380,203
Aurobindo Pharma Ltd.	46,862	802,677
Cipla Ltd.	94,329	1,739,812
Divi’s Laboratories Ltd.	22,449	1,319,988
Dr Lal PathLabs Ltd.(c)	6,196	228,707
Dr. Reddy’s Laboratories Ltd.	21,350	1,721,310
GlaxoSmithKline Pharmaceuticals Ltd.	7,481	243,974
Glenmark Pharmaceuticals Ltd.	26,605	466,699
Ipca Laboratories Ltd.	24,075	376,082
Laurus Labs Ltd.(c)	68,608	380,123
Lupin Ltd.	42,526	971,032
Max Healthcare Institute Ltd.	114,944	1,266,078
Sun Pharmaceutical Industries Ltd.	191,524	3,932,900
Syngene International Ltd.(c)	29,028	280,057
Torrent Pharmaceuticals Ltd.	17,202	651,633
Zydus Lifesciences Ltd.	44,570	663,902
		17,004,773
Industrials-9.67%
3M India Ltd.	496	232,725
ABB India Ltd.	9,358	882,597
Adani Enterprises Ltd.	54,969	2,080,752
See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2024
(Unaudited)
	Shares	Value
Industrials-(continued)
Adani Ports & Special Economic Zone Ltd.	129,725	$ 2,432,322
AIA Engineering Ltd.	6,928	382,386
Ashok Leyland Ltd.	249,196	765,159
Astral Ltd.	21,012	549,274
Bharat Electronics Ltd.	629,250	2,375,223
Bharat Heavy Electricals Ltd.	226,721	853,635
CG Power and Industrial Solutions Ltd.	113,057	993,804
Container Corp. of India Ltd.	48,541	603,192
Cummins India Ltd.	23,796	1,094,851
Havells India Ltd.	42,506	939,101
Hindustan Aeronautics Ltd.(c)	33,401	1,963,819
Indian Railway Catering & Tourism Corp. Ltd.	53,177	627,267
L&T Technology Services Ltd.(c)	4,668	290,797
Larsen & Toubro Ltd.	118,666	5,406,874
Mazagon Dock Shipbuilders Ltd.	5,409	338,738
Polycab India Ltd.	8,463	693,202
Schaeffler India Ltd.	7,147	364,256
Siemens Ltd.	15,728	1,339,877
Thermax Ltd.	5,692	344,788
Voltas Ltd.	40,533	744,350
		26,298,989
Information Technology-13.27%
Coforge Ltd.	11,220	844,963
HCL Technologies Ltd.	186,180	3,652,500
Honeywell Automation India Ltd.	389	253,005
Infosys Ltd.	617,677	13,782,304
KPIT Technologies Ltd.	29,240	643,478
LTIMindtree Ltd.(c)	16,232	1,096,912
Mphasis Ltd.	19,470	672,612
Oracle Financial Services Software Ltd.	4,073	537,279
Persistent Systems Ltd.	17,881	1,031,979
Tata Consultancy Services Ltd.	181,883	9,526,245
Tata Elxsi Ltd.	6,066	506,015
Tech Mahindra Ltd.	107,131	1,988,856
Wipro Ltd.	247,780	1,544,764
		36,080,912
Materials-10.71%
Aarti Industries Ltd.	35,105	313,971
Ambuja Cements Ltd.	129,023	1,047,779
APL Apollo Tubes Ltd.	34,589	613,672
Asian Paints Ltd.	79,981	2,946,388
Bayer CropScience Ltd.	2,279	189,348
Berger Paints India Ltd.	51,545	341,607
Castrol India Ltd.	85,681	268,252
Coromandel International Ltd.	22,210	440,864
Dalmia Bharat Ltd.	14,567	321,956
Deepak Nitrite Ltd.	12,273	453,271
Grasim Industries Ltd.	67,838	2,249,755
Gujarat Fluorochemicals Ltd.	7,033	284,361
Hindalco Industries Ltd.	243,186	1,944,820
Hindustan Zinc Ltd.	41,058	317,195
Jindal Stainless Ltd.	56,475	499,467
	Shares	Value
Materials-(continued)
Jindal Steel & Power Ltd.	68,701	$ 810,878
JSW Steel Ltd.	177,673	1,969,753
Kansai Nerolac Paints Ltd.	35,745	131,148
Linde India Ltd.	3,766	367,117
NMDC Ltd.	203,098	586,065
PI Industries Ltd.	14,288	756,091
Pidilite Industries Ltd.	26,896	1,023,560
Shree Cement Ltd.	2,380	788,526
Solar Industries India Ltd.	4,300	553,796
SRF Ltd.	24,989	789,375
Steel Authority of India Ltd.	255,606	467,198
Supreme Industries Ltd.	11,304	722,890
Tata Steel Ltd.	1,481,424	2,925,206
UltraTech Cement Ltd.	20,140	2,859,331
UPL Ltd.	93,165	636,520
Vedanta Ltd.	278,495	1,499,265
		29,119,425
Real Estate-1.55%
DLF Ltd.	109,629	1,164,195
Embassy Office Parks REIT	154,699	670,095
Macrotech Developers Ltd.(c)	45,950	718,264
Oberoi Realty Ltd.	20,759	461,748
Phoenix Mills Ltd. (The)	16,620	714,038
Prestige Estates Projects Ltd.	22,438	486,633
		4,214,973
Utilities-5.08%
Adani Total Gas Ltd.	48,989	523,979
GAIL (India) Ltd.	464,195	1,335,946
Gujarat Gas Ltd.	35,522	288,024
Indraprastha Gas Ltd.	61,882	405,014
JSW Energy Ltd.	94,115	818,306
NHPC Ltd.	526,428	660,418
NLC India Ltd.	30,402	104,522
NTPC Ltd.	833,482	4,141,093
Power Grid Corp. of India Ltd.	737,925	3,068,784
SJVN Ltd.	126,097	223,598
Tata Power Co. Ltd. (The)	257,790	1,396,576
Torrent Power Ltd.	38,198	851,496
		13,817,756
Total Common Stocks & Other Equity Interests (Cost $205,788,308)		272,812,382

Money Market Funds-2.32%
Invesco Government & Agency Portfolio, Institutional Class, 5.22%(e)(f) (Cost $6,313,491)	6,313,491	6,313,491
TOTAL INVESTMENTS IN SECURITIES-102.65% (Cost $212,101,799)		279,125,873
OTHER ASSETS LESS LIABILITIES-(2.65)%		(7,194,998)
NET ASSETS-100.00%		$271,930,875

See accompanying notes which are an integral part of this schedule.

Invesco India ETF (PIN)—(continued)
July 31, 2024
(Unaudited)
Investment Abbreviations:
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be India unless otherwise noted.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $9,594,967, which represented 3.53% of the Fund’s Net Assets.
(d)	Non-income producing security.
(e)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2024.

	Value October 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2024	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,186,438	$44,703,901	$(39,576,848)	$-	$-	$6,313,491	$152,726

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2024.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$272,793,743	$18,639	$-	$272,812,382
Money Market Funds	6,313,491	-	-	6,313,491
Total Investments	$279,107,234	$18,639	$-	$279,125,873